Mortgage Servicing Rights (Residential MSRs, Fair value) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Servicing Asset at Fair Value [Roll Forward]
Balance at beginning of period			$ 296	$ 258	$ 258
Changes in Fair Value Due to Changes in Valuation Inputs or Changes in Assumptions [Abstract]
Fair value of MSRs at end of period	$ 302		302		296	$ 258
Residential first mortgage
Servicing Asset at Fair Value [Roll Forward]
Balance at beginning of period	301	$ 317	296	258	258	285	$ 711
Additions from loans sold with servicing retained	51	74	173	220	260	272	402
Reductions from bulk sales	(17)	(73)	(41)	(144)	(176)	(232)	(835)
Changes in Fair Value Due to Changes in Valuation Inputs or Changes in Assumptions [Abstract]
Decrease in MSR value due to pay-offs and pay-downs	(19)	(9)	(45)	(34)	(43)	(31)	(99)
Changes in estimates of fair value	(14)	(15)	(81)	(6)	(3)	(36)	106
Fair value of MSRs at end of period	$ 302	$ 294	$ 302	$ 294	$ 296	$ 258	$ 285